Note 6 - Going Concern (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Details
Accumulated loss	$ (25,827,119)	$ (25,404,609)	$ (21,883,963)	$ (21,357,211)